SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 7) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Other assets	$ 1,084,750	$ 117,646
Total assets	2,823,917	$ 2,661,521	$ 717,627
Liabilities
Operating lease liabilities	550,467
Operating lease liabilities, net of current	705,859
Operating Leases [Member]
Assets
Other assets	875,873
Total assets	875,873
Liabilities
Operating lease liabilities	550,467
Operating lease liabilities, net of current	705,859
Total lease liability	$ 1,256,326